RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transactions With Related Parties For Amount Due From Related Parties) (Details) $ in Thousands, ¥ in Millions	Dec. 31, 2016 USD ($)	May 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Details of related party balances and transactions [Line Items]
Others	$ 4,083		$ 182	$ 751
Transactions with related parties for amount due from related parties	14,625	¥ 70	4,957	751
Beautiful Bay Co., Ltd, Substantially controlled by the majority shareholder of OPH [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties			4,775
Yi Chuang Xin He [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	$ 10,542